Subsequent Events (Details Narrative) - USD ($)									9 Months Ended		12 Months Ended
	Mar. 15, 2017	Jan. 30, 2017	Jan. 06, 2017	Jan. 03, 2017	Dec. 06, 2016	Feb. 10, 2016	Jan. 02, 2016	Feb. 15, 2013	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Jan. 31, 2017
Proceeds from issuance of common stock										$ 559,285	$ 559,285	$ 1,209,633
Proceeds from convertible promissory notes									$ 606,672		1,215,709
Director [Member]
Stock issued during period, shares, restricted stock award							69,433
2015 Plan [Member]
Employees stock options granted					100,000	210,000	250,000
Exercise price					$ 0.76	$ 0.96	$ 0.90
Subsequent Event [Member] | Convertible Promissory Notes [Member]
Convertible promissory notes													$ 560,000
Proceeds from convertible promissory notes		$ 158,000	$ 402,000
Placement agent and escrow agent fees		$ 12,895	$ 87,360
Subsequent Event [Member] | Matthew Chretien [Member]
Warrants issued in exchange of shares								500,000
Warrants issued in exchange of shares, per share								$ 0.007
Subsequent Event [Member] | 2015 Plan [Member]
Employees stock options granted	100,000
Exercise price	$ 0.85
Subsequent Event [Member] | 2015 Plan [Member] | Director [Member]
Stock issued during period, shares, restricted stock award	2,941			61,110
Subsequent Event [Member] | 2015 Plan [Member] | Director [Member] | Restricted Common Stock [Member]
Proceeds from issuance of common stock											$ 57,500